Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ (378)	$ (2,939)	$ 1,119
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	17	17	26
Amortization of premiums and accretion of discounts associated with investments, net	(276)	(235)	(240)
(Gains) losses on investments, net	28	78	(7)
(Gains) losses on derivatives, net	3,000	7,093	1,221
(Income) loss from equity method investments, net of dividends and distributions	(46)	(7)	118
Interest credited to policyholder account balances	1,111	1,165	1,259
Universal life and investment-type product policy fees	(3,898)	(3,782)	(4,010)
Goodwill impairment	0	161	0
Change in accrued investment income	(80)	(33)	1
Change in premiums, reinsurance and other receivables	197	40	(394)
Change in deferred policy acquisition costs and value of business acquired, net	(33)	38	382
Change in income tax	(117)	(2,084)	731
Change in other assets	2,254	2,240	2,348
Change in future policy benefits and other policy-related balances	1,418	2,438	2,295
Change in other liabilities	70	(586)	(247)
Other, net	129	132	29
Net cash provided by (used in) operating activities	3,396	3,736	4,631
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	17,214	46,130	38,885
Sales, maturities and repayments of equity securities	97	224	308
Sales, maturities and repayments of mortgage loans	742	1,602	1,105
Sales, maturities and repayments of real estate and real estate joint ventures	77	450	512
Sales, maturities and repayments of other limited partnership interests	264	417	426
Purchases of fixed maturity securities	(18,782)	(39,687)	(44,058)
Purchases of equity securities	(2)	(58)	(273)
Purchases of mortgage loans	(2,041)	(2,855)	(2,570)
Purchases of real estate and real estate joint ventures	(268)	(75)	(109)
Purchases of other limited partnership interests	(263)	(203)	(233)
Cash received in connection with freestanding derivatives	1,865	709	227
Cash paid in connection with freestanding derivatives	(3,831)	(2,765)	(871)
Cash received under repurchase agreements	0	0	199
Cash paid under repurchase agreements	0	0	(199)
Cash received under reverse repurchase agreements	0	0	199
Cash paid under reverse repurchase agreements	0	0	(199)
Sale of loans to a former affiliate	0	0	26
Receipts on loans to a former affiliate	0	50	0
Net change in policy loans	(6)	111	(77)
Net change in short-term investments	1,030	616	(316)
Net change in other invested assets	(13)	8	(24)
Other, net	2	0	0
Net cash provided by (used in) investing activities	(3,915)	4,674	(7,042)
Cash flows from financing activities
Policyholder account balances: Deposits	4,990	10,712	20,953
Policyholder account balances: Withdrawals	(3,103)	(12,379)	(21,178)
Net change in payables for collateral under securities loaned and other transactions	(3,147)	(3,247)	3,126
Long-term debt issued	3,588	0	175
Long-term debt repaid	(13)	(26)	(235)
Collateral financing arrangement repaid	(2,797)	0	0
Distribution to MetLife, Inc.	(1,798)	0	0
Cash received from MetLife, Inc. in connection with shareholder’s net investment	293	1,833	406
Cash paid to MetLife, Inc. in connection with shareholder’s net investment	(668)	(634)	(771)
Financing element on certain derivative instruments and other derivative related transactions, net	(149)	(1,011)	(96)
Other, net	(48)	0	0
Net cash provided by (used in) financing activities	(2,852)	(4,752)	2,380
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	0	0	(2)
Change in cash and cash equivalents	(3,371)	3,658	(33)
Cash and cash equivalents, beginning of year	5,228	1,570	1,603
Cash and cash equivalents, end of year	1,857	5,228	1,570
Supplemental disclosures of cash flow information
Net cash paid (received) for interest	155	186	195
Net cash paid (received) for income tax	(637)	189	(405)
Non-cash transactions:
Transfer of fixed maturity securities from former affiliates	0	4,030	0
Transfer of mortgage loans from former affiliates	0	662	0
Transfer of short-term investments from former affiliates	0	94	0
Transfer of fixed maturity securities to former affiliates	293	346	0
Reduction of other invested assets in connection with affiliated reinsurance transactions	0	676	0
Reduction of policyholder account balances in connection with reinsurance transactions	$ 293	$ 0	$ 0